Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents, including discontinued operations	$ 3,475
Net loss	(27,863)	(8)
Depreciation and Accretion Expense, Including Discontinued Operation	22,355	15,819
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred financing costs	975	493
Amortization of weather derivative premium	378	0
Unrealized loss (gain) on commodity derivatives	1,159	(1,733)
Unit based compensation	1,824	1,272
OPEB plan net periodic benefit	(55)	(61)
Gain on involuntary conversion of property, plant and equipment	(343)	0
(Gain) loss on sale of assets	0	(121)
Gain (loss) on sale of assets, net, including discontinued operations		126
Loss on impairment of property, plant and equipment	15,232	0
Loss on impairment of noncurrent assets held for sale	1,807	0
Deferred Income Tax Expense (Benefit)	(662)	0
Changes in operating assets and liabilities, net:
Accounts receivable	397	(558)
Unbilled Revenue	(1,970)	6,677
Risk management assets	(1,147)	0
Other current assets	602	1,285
Other assets, net	(67)	(65)
Accounts payable	121	1,396
Accrued gas purchases	273	(5,833)
Accrued expenses and other current liabilities	2,685	(1,879)
Other liabilities	(114)	(203)
Net cash provided by operating activities	15,587	16,476
Acquisition Costs, Period Cost	0	(51,377)
Cash flows from investing activities
Additions to property, plant and equipment	(22,842)	(4,465)
Proceeds from disposals of property, plant and equipment	0	126
Insurance proceeds from involuntary conversion of property, plant and equipment	482	0
Net cash provided (used) in investing activities	(22,360)	(55,716)
Cash flows from financing activities
Unit holder contributions	13,075	13
Unit holder distributions	(12,458)	(12,050)
Issuance of Series A convertible preferred units, net	14,393	0
Net distributions to non-controlling interest owners	(571)	(249)
LTIP tax netting unit repurchase	(400)	(88)
Payments for deferred debt issuance costs	(1,509)	(1,140)
Payments on other debt	(2,231)	0
Borrowings on other debt	1,495	0
Repayments of Other Debt	(1,072)	0
Proceeds from Other Debt	6,200	0
Payments on long-term debt	(99,821)	(42,310)
Borrowings on long-term debt	92,571	94,690
Net cash provided by financing activities	9,672	38,866
Net increase (decrease) in cash and cash equivalents	2,899	(374)
Cash and cash equivalents
Beginning of period	576	871
End of period	3,473	497
Supplemental cash flow information
Interest payments	5,051	1,894
Supplemental non-cash information
(Decrease) increase in accrued property, plant and equipment	(6,080)	808
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	59,995	0
Fair value of Series A Units in excess of value of contributed High Point System	15,612	0
Accrued and in-kind unitholder distribution for Series A Units	2,912	0
Terminals [Member]
Supplemental non-cash information
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	$ 22,129	$ 0